Segments Information (Schedule of Fixed Assets, Net from Company's Operation) (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Disclosure of geographical areas [line items]
Fixed assets	€ 78,837	€ 73,274	[1]	€ 72,564
Israel [Member]
Disclosure of geographical areas [line items]
Fixed assets	22	30
Netherland [Member]
Disclosure of geographical areas [line items]
Fixed assets	15,046	5,081
Italy [Member]
Disclosure of geographical areas [line items]
Fixed assets	48,555	52,122
Spain [Member]
Disclosure of geographical areas [line items]
Fixed assets	€ 15,214	€ 16,041

[1]	Please refer to note 2C for functional and presentation currency.